Details of treasury and other financial risks - Credit risk with number of counterparties (Detail) € in Millions	12 Months Ended
Dec. 31, 2025 EUR (€)
Details of treasury and other financial risks [Line Items]
Threshold of cash and short term deposits with A- credit rating	€ 10
10-100 million
Details of treasury and other financial risks [Line Items]
Counterparties	5
10-100 million | AA- rated bank counterparties
Details of treasury and other financial risks [Line Items]
Counterparties	1
10-100 million | A+ rated bank counterparties
Details of treasury and other financial risks [Line Items]
Counterparties	2
10-100 million | A rated bank counterparties
Details of treasury and other financial risks [Line Items]
Counterparties	2
10-100 million | A- rated bank counterparties
Details of treasury and other financial risks [Line Items]
Counterparties
100-500 million
Details of treasury and other financial risks [Line Items]
Counterparties	10
100-500 million | AAA rated bank counterparties
Details of treasury and other financial risks [Line Items]
Counterparties	2
100-500 million | AA- rated bank counterparties
Details of treasury and other financial risks [Line Items]
Counterparties	1
100-500 million | A+ rated bank counterparties
Details of treasury and other financial risks [Line Items]
Counterparties	3
100-500 million | A rated bank counterparties
Details of treasury and other financial risks [Line Items]
Counterparties	2
100-500 million | A- rated bank counterparties
Details of treasury and other financial risks [Line Items]
Counterparties	2